1
Nuveen Short-Term REIT ETF (NURE)
Portfolio of Investments March 31, 2023
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.4%
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 99.4%
Apartments - 46.6%
91,434 American Homes 4 Rent, Class A $ 2,875,599
47,865 Apartment Income REIT Corp 1,714,046
48,797 Apartment Investment and Management Co, Class A 375,249
16,308 AvalonBay Communities Inc 2,740,723
24,984 Camden Property Trust 2,619,322
4,849 Centerspace 264,901
45,732 Equity Residential 2,743,920
12,188 Essex Property Trust Inc 2,548,998
72,036 Independence Realty Trust Inc 1,154,737
89,556 Invitation Homes Inc 2,796,834
18,167 Mid-America Apartment Communities Inc 2,743,944
7,318 NexPoint Residential Trust Inc 319,577
67,300 UDR Inc 2,763,338
Total Apartments 25,661,188
Diversified - 1.4%
28,164 Elme Communities 503,009
17,297 UMH Properties Inc 255,823
Total Diversified 758,832
Hotels - 18.5%
68,463 Apple Hospitality REIT Inc 1,062,546
10,948 Ashford Hospitality Trust Inc (2) 35,143
15,705 Chatham Lodging Trust 164,745
67,380 DiamondRock Hospitality Co 547,799
10,586 Hersha Hospitality Trust, Class A 71,138
166,919 Host Hotels & Resorts Inc 2,752,494
72,357 Park Hotels & Resorts Inc 894,333
42,310 Pebblebrook Hotel Trust 594,033
52,152 RLJ Lodging Trust 552,811
17,752 Ryman Hospitality Properties Inc 1,592,887
53,245 Service Properties Trust 530,320
34,401 Summit Hotel Properties Inc 240,807
67,711 Sunstone Hotel Investors Inc 668,985
36,638 Xenia Hotels & Resorts Inc 479,592
Total Hotels 10,187,633
Manufactured Homes - 10.2%
42,341 Equity LifeStyle Properties Inc 2,842,351
20,063 Sun Communities Inc 2,826,475
Total Manufactured Homes 5,668,826
Self-Storage - 22.7%
59,722 CubeSmart 2,760,351
17,300 Extra Space Storage Inc 2,818,689
22,179 Life Storage Inc 2,907,445
27,194 National Storage Affiliates Trust 1,136,165
9,414 Public Storage 2,844,346
Total Self-Storage 12,466,996
Total Long-Term Investments (cost $72,648,636) 54,743,475
Other Assets & Liabilities, Net - 0.6% 342,892
Net Assets - 100% $ 55,086,367

Nuveen Short-Term REIT ETF (NURE)
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)
2
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 54,743,475 $ – $ – $ 54,743,475
Total
$ 54,743,475 $ – $ – $ 54,743,475
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
REIT Real Estate Investment Trust